Debt (Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 2,309
2025	383
2026	695
2027	34
2028	1,014
2029 & thereafter	14,000
Total	18,435	$ 15,419
Finance lease liabilities	38	10
Total debt	$ 18,473	$ 15,429